Intangible assets and goodwill	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill
Intangible assets and goodwill

13. Intangible assets and goodwill

The cost, weighted average amortization rates and accumulated amortization of intangible assets and goodwill comprise the following amounts:

		December 31, 2024			December 31, 2023
	Weighted average depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Software	20%	380,073	(253,683)	126,390	336,687	(221,986)	114,701
Customer Portfolio	8%	1,199,563	(581,074)	618,489	1,198,455	(475,803)	722,652
Trademarks	5%	633,154	(167,334)	465,820	633,154	(140,025)	493,129
Trade Agreement	8%	243,114	(73,811)	169,303	243,114	(49,049)	194,065
Platform content production	33%	217,331	(168,015)	49,316	178,033	(121,932)	56,101
Other Intangible assets	33%	11,148	(4,950)	6,198	11,236	(5,029)	6,207
In progress	0%	11,406	-	11,406	6,845	-	6,845
Goodwill	0%	3,713,863	-	3,713,863	3,713,863	-	3,713,863
		6,409,652	(1,248,867)	5,160,785	6,321,387	(1,013,824)	5,307,563

Changes in intangible assets and goodwill were as follows:

	Software	Customer Portfolio	Trademarks	Trade Agreement	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2022	80,721	823,183	518,615	218,827	48,370	7,281	18,958	3,711,721	5,427,676
Additions	18,872	-	-	-	48,599	-	37,821	-	105,292
Additions through business combinations	-	1,844	1,823	-	-	-	-	2,142	5,809
Disposals	(450)	-	-	-	-	(1,071)	-	-	(1,521)
Amortization	(34,376)	(102,375)	(27,309)	(24,762)	(40,868)	(3)	-	-	(229,693)
Transfers	49,934	-	-	-	-	-	(49,934)	-	-
As of December 31, 2023	114,701	722,652	493,129	194,065	56,101	6,207	6,845	3,713,863	5,307,563
Additions	17,403	-	-	-	42,950	-	35,575	-	95,928
Disposals	(90)	-	-	-	(3,575)	(9)	-	-	(3,674)
Amortization	(36,638)	(104,163)	(27,309)	(24,762)	(46,160)	-	-	-	(239,032)
Transfers	31,014	-	-	-	-	-	(31,014)	-	-
As of December 31, 2024	126,390	618,489	465,820	169,303	49,316	6,198	11,406	3,713,863	5,160,785

Goodwill impairment test

The Company performed its annual impairment test in 2024 and 2023 and carried out a sensitivity analysis in the long-term model and cash flows.

As mentioned in note 2.d, due to the merger of the Livro Fácil (belonging to the UGC 'Digital Services') into the Somos Sistemas, the cash values and transactions could no longer be identified. As a result, from 2024, Goodwill is allocated to a single cash-generating unit, being Content and EdTech Platform.

The recoverable amount of a CGU has been determined based on value-in-use calculations. These calculations use pre-income tax and social contribution cash flow projections based on financial budget approved by management covering a period of eight years. Cash Flows beyond that period are extrapolated using growth rates. The growth rate does not exceed the long-term average growth rate for the business that CGU operates.

For each of the CGUs, the key assumptions, long-term growth rate and discount rate used in the value-in-use calculations are stated in the table below. In addition, the recoverable amount is also disclosed in the table. The key assumptions used for value-in-use calculations as of December 31, 2024 and 2023 are as follows:

	2024		2023
	Content and EdTech Platform	Content and EdTech Platform	Digital Platform
Growth rate - %	13.1%	17.0%	5.4%
Discount rate - %	13.6%	13.2%	13.2%
Growth rate (%) in perpetuity	5.6%	5.2%	5.2%
Years projected	8	8	8

The growth rate is based on assumptions defined by the Company’s management, underpinned by business performance compared with other competitors and based on internal measures (new initiatives and services provided) taken into consideration. The discount rate is determined by individual WACC (weighted average working capital), net income taxes. The assumptions of the long-term model used in the impairment test calculation were assessed and approved by the Business’ Management, as well as the rates used.

Impairment of other intangible assets and in progress

There were no indications of impairment of intangible assets for the years ended December 31, 2024 and 2023. Additionally, intangible assets stated as “in progress” were assessed for impairment by comparing it carrying amount with its recoverable amount and no adjustments were considered necessary.